PROVISIONS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2016	Dec. 31, 2019
Disclosure of other provisions [line items]
Provision	€ (48,053)
Provision for estimate of future costs	155,335		€ 165,572
Cost of sales | Takata Airbag Inflators
Disclosure of other provisions [line items]
Provision		€ 36,994
Provision for estimate of future costs	€ 6,831		€ 15,519